Geographic Information	12 Months Ended
Dec. 31, 2016
Geographic Information [Abstract]
Geographic Information

21. Geographic information

The following table presents (i) the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented; and (ii) the percentage of lease revenue attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016		2015		2014
	Amount	%	Amount	%	Amount	%
China (a)	$669,859	13.8%	$656,809	13.2%	$427,737	12.4%
United States of America	535,526	11.0%	538,686	10.8%	378,693	11.0%
Ireland	117,259	2.4%	58,571	1.2%	36,513	1.1%
Other countries (b)	3,544,979	72.8%	3,737,485	74.8%	2,606,628	75.5%
Total	$4,867,623	100.0%	$4,991,551	100.0%	$3,449,571	100.0%

(a)	Includes mainland China, Hong Kong and Macau.
(b)	No individual country within this category accounts for more than 10% of our lease revenue.

The following table presents (i) the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, net investment in finance and sales-type leases and maintenance rights intangible assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented; and (ii) the percentage of long-lived assets attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, as of December 31, 2016 and 2015:

	As of December 31,
	2016		2015
	Amount	%	Amount	%
China (a)	$4,962,336	14.5%	$5,143,237	14.5%
United States of America	4,752,971	13.9%	4,528,441	12.8%
Ireland	703,635	2.1%	929,509	2.6%
Other countries (b)	23,858,317	69.5%	24,897,193	70.1%
Total (c)	$34,277,259	100.0%	$35,498,380	100.0%

(a)	Includes mainland China, Hong Kong and Macau.
(b)	No individual country within this category accounts for more than 10% of our long-lived assets.
(c)	Excludes AeroTurbine long-lived assets of $105.7 million and $225.0 million as of December 31, 2016 and 2015, respectively.

We lease and sell aircraft to airlines and others throughout the world and our trade and notes receivables are from entities located throughout the world. During the years ended December 31, 2016,  2015 and 2014,  we had no lessees that represented more than 10% of total lease revenue.